7. SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS: Schedule of Stock option transactions (Tables)	12 Months Ended
Jan. 31, 2024
Tables/Schedules
Schedule of Stock option transactions

Stock option transactions are summarized as follows:

	2024		2023		2022
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price

Outstanding, beginning of year	3,225,000	$2.84	3,075,000	$2.90	2,975,000	$1.47
Granted	700,000	$3.00	850,000	$2.74	3,025,000	$2.97
Expired	(1,460,000)	$2.86	(700,000)	$3.00	(2,875,000)	$1.49
Exercised	-	$-	-	$-	(50,000)	$3.00

Outstanding, end of year	2,465,000	$2.87	3,225,000	$2.84	3,075,000	$2.90

Options exercisable, end of year	2,465,000	$2.87	3,225,000	$2.84	3,025,000	$2.90

Weighted average remaining life of outstanding options granted in years		2.10		2.89		3.56

Weighted average fair value per option granted		$0.06		$0.49		$1.32